Equity Incentive Plan (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense	$ 0	$ 2,175
Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares vested (in shares)		899,986
Shares outstanding at end of period (in shares)		233,330
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares	$ 0	$ 348
Recognition period for unrecognized cost for non-vested shares		3 months 3 days